Matthews China FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.6%
	Shares	Value
Consumer Discretionary: 25.6%
Broadline Retail: 15.9%
Alibaba Group Holding, Ltd.	2,040,500	$45,633,980
JD.com, Inc. Class A	905,213	15,859,795
PDD Holdings, Inc. ADR[b]	105,530	13,947,900
		75,441,675
Hotels, Restaurants & Leisure: 5.0%
Meituan Class Bb,c,d	779,880	10,418,236
Galaxy Entertainment Group, Ltd.	1,407,000	7,736,191
Trip.com Group, Ltd. ADR	56,889	4,278,053
Luckin Coffee, Inc. ADR[b]	31,594	1,200,888
		23,633,368
Household Durables: 3.1%
Midea Group Co., Ltd. A Shares	559,852	5,717,328
Man Wah Holdings, Ltd.	9,535,600	5,270,927
Hisense Home Appliances Group Co., Ltd. H Shares	1,186,000	3,706,074
		14,694,329
Automobiles: 1.6%
BYD Co., Ltd. H Shares	543,000	7,675,130
Total Consumer Discretionary		121,444,502

Financials: 20.0%
Banks: 7.2%
China Construction Bank Corp. H Shares	17,914,000	17,182,504
China Merchants Bank Co., Ltd. H Shares	1,511,000	9,043,299
China Merchants Bank Co., Ltd. A Shares	1,392,723	7,908,946
		34,134,749
Capital Markets: 7.0%
China Merchants Securities Co., Ltd. H Shares[c,d]	4,813,200	10,677,101
China International Capital Corp., Ltd. H Shares[c,d]	3,850,800	10,536,688
East Money Information Co., Ltd. A Shares	1,568,720	5,988,056
Hong Kong Exchanges & Clearing, Ltd.	75,000	4,257,792
Hithink RoyalFlush Information Network Co., Ltd. A Shares	32,600	1,708,504
		33,168,141
Insurance: 5.1%
Ping An Insurance Group Co. of China, Ltd. H Shares	2,332,500	15,868,206
New China Life Insurance Co., Ltd. H Shares	732,000	4,335,366
China Life Insurance Co., Ltd. H Shares	1,404,000	3,975,988
		24,179,560
Consumer Finance: 0.7%
Qfin Holdings, Inc. ADR	116,132	3,342,279
Total Financials		94,824,729

Communication Services: 17.3%
Interactive Media & Services: 13.9%
Tencent Holdings, Ltd.	601,300	51,236,534
Kuaishou Technology[c,d]	944,800	10,218,824

	Shares	Value
Baidu, Inc. Class Ab	269,400	$4,454,381
		65,909,739
Entertainment: 1.9%
NetEase, Inc.	168,200	5,108,631
Tencent Music Entertainment Group ADR	88,931	2,075,650
Maoyan Entertainment[c,d]	1,943,400	1,990,920
		9,175,201
Diversified Telecommunication Services: 0.9%
China Tower Corp., Ltd. H Shares[c,d]	2,850,000	4,201,296
Media: 0.6%
Focus Media Information Technology Co., Ltd. A Shares	2,479,887	2,811,253
Total Communication Services		82,097,489

Industrials: 11.5%
Electrical Equipment: 5.1%
Contemporary Amperex Technology Co., Ltd. A Shares	188,560	10,679,333
Sungrow Power Supply Co., Ltd. A Shares	292,103	6,658,771
Hongfa Technology Co., Ltd. A Shares	1,241,716	4,600,196
Xuji Electric Co., Ltd. A Shares	672,200	2,506,227
		24,444,527
Ground Transportation: 2.8%
DiDi Global, Inc. ADR[b]	2,184,620	13,588,337
Machinery: 1.7%
Neway Valve Suzhou Co., Ltd. A Shares	691,697	4,357,388
Yutong Bus Co., Ltd. A Shares	944,600	3,605,783
		7,963,171
Air Freight & Logistics: 1.0%
JD Logistics, Inc.[b,c,d]	2,727,700	4,582,697
Professional Services: 0.9%
Kanzhun, Ltd. ADR[b]	185,801	4,340,311
Total Industrials		54,919,043

Information Technology: 9.7%
Semiconductors & Semiconductor Equipment: 3.2%
OmniVision Integrated Circuits Group, Inc. A Shares	332,300	7,076,078
Cambricon Technologies Corp., Ltd. A Shares[b]	28,038	5,238,090
Xinyi Solar Holdings, Ltd.	6,634,000	2,927,477
		15,241,645
Communications Equipment: 2.9%
Suzhou TFC Optical Communication Co., Ltd. A Shares	365,516	8,648,900
BYD Electronic International Co., Ltd.	921,000	4,882,366
		13,531,266
Electronic Equipment, Instruments & Components: 2.7%
Foxconn Industrial Internet Co., Ltd. A Shares	791,675	7,382,183
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Matthews China FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
WUS Printed Circuit Kunshan Co., Ltd. A Shares	269,600	$2,792,431
Wingtech Technology Co., Ltd. A Shares[b]	391,800	2,561,041
		12,735,655
Technology Hardware, Storage & Peripherals: 0.9%
Lenovo Group, Ltd.	2,982,000	4,418,697
Total Information Technology		45,927,263

Real Estate: 4.0%
Real Estate Management & Development: 4.0%
KE Holdings, Inc. ADR	176,686	3,357,034
CIFI Holdings Group Co., Ltd.[b]	104,961,520	3,289,153
Longfor Group Holdings, Ltd.[c,d]	1,948,000	2,967,537
China Resources Land, Ltd.	708,000	2,759,426
China Overseas Property Holdings, Ltd.	3,870,000	2,506,670
Yuexiu Property Co., Ltd.	3,079,000	2,059,630
Times China Holdings, Ltd.[b]	42,755,000	1,060,366
China Overseas Grand Oceans Group, Ltd.	3,122,000	998,305
Total Real Estate		18,998,121

Materials: 4.0%
Metals & Mining: 3.4%
CMOC Group, Ltd. H Shares	3,120,000	6,289,197
CMOC Group, Ltd. A Shares	2,807,100	6,210,148
MMG, Ltd.[b]	4,300,000	3,724,248
		16,223,593
Chemicals: 0.6%
Shanghai Putailai New Energy Technology Co., Ltd. A Shares	609,150	2,648,869
Total Materials		18,872,462

Health Care: 3.3%
Biotechnology: 1.8%
Innovent Biologics, Inc.[b,c,d]	681,000	8,479,220
Life Sciences Tools & Services: 1.0%
WuXi AppTec Co., Ltd. A Shares	319,000	5,043,472
Pharmaceuticals: 0.4%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. A Shares	457,210	1,804,381

	Shares	Value
Health Care Providers & Services: 0.1%
Aier Eye Hospital Group Co., Ltd. A Shares	225,706	$391,545
Total Health Care		15,718,618

Consumer Staples: 2.4%
Beverages: 2.4%
Wuliangye Yibin Co., Ltd. A Shares	495,379	8,458,892
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	116,022	3,164,972
Total Consumer Staples		11,623,864

Energy: 1.8%
Oil, Gas & Consumable Fuels: 1.0%
PetroChina Co., Ltd. H Shares	5,092,000	4,616,233
Energy Equipment & Services: 0.8%
China Oilfield Services, Ltd. H Shares	4,658,000	3,989,551
Total Energy		8,605,784

Total Investments: 99.6%		473,031,875
(Cost $404,589,636)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		1,748,683
Net Assets: 100.0%		$474,780,558

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $64,072,519, which is 13.50% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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